Discontinued Operations	12 Months Ended
Dec. 31, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Abstract]
Discontinued Operations
5.	Discontinued operations

On February 22, 2019, the Company, through its wholly owned subsidiary, Sundial UK Limited, signed a Sale and Purchase Agreement to acquire all the issued and outstanding shares of Project Seed Topco (“Bridge Farm”). The acquisition closed on July 2, 2019 (note 6). Bridge Farm was acquired to expand the Company’s business to cannabidiol (“CBD”) extraction and production, subject to certain regulatory, licensing and other restrictions, to launch CBD sales in the United Kingdom. At December 31, 2019, the Company recorded a goodwill impairment based on significant delays and uncertainties in the licensing and regulatory framework in the United Kingdom. As part of the negotiations with the Company’s senior lenders regarding a December 31, 2019 covenant breach and restructuring of its credit agreements, the Company was required to enter into a definitive sale and purchase agreement related to the sale of Bridge Farm.

On May 15, 2020, the Company entered into an agreement to sell all of the outstanding shares of Bridge Farm to a company affiliated with the former management sellers that were parties to the original acquisition (the “Bridge Farm Purchaser”) in exchange for (i) the assumption by the Bridge Farm Purchaser of $45 million of the total $115 million principal amount outstanding under the Term Debt Facility (thereby reducing the Company’s obligations thereunder to $70 million), (ii) the assumption by the Bridge Farm Purchaser of contingent consideration liabilities related to the additional share obligation and remaining earn out obligation under the original Bridge Farm acquisition agreement dated July 2, 2019 (note 19), and (iii) the cancellation of approximately 2.7 million Sundial common shares (fair value of $3.0 million), representing all of the shares then held by the management sellers of Bridge Farm issued in connection with the original acquisition of Bridge Farm by the Company in 2019 (collectively, the “Bridge Farm Disposition”). The sale of Bridge Farm closed on June 5, 2020.

The Bridge Farm operations comprised the Company’s entire Ornamental Flower segment located in the United Kingdom. The Ornamental Flower segment was not previously classified as held-for-sale or as a discontinued operation as it was not highly probable that the carrying amount of the disposal group would be recovered through a sale transaction rather than through continuing use. The comparative statement of loss and comprehensive loss and statement of cash flows has been re-presented to show the discontinued operation separately from continuing operations. With the disposition of the Ornamental Flower segment, the Company no longer has multiple segments. Accordingly, the Cannabis operations in Canada comprise the entire operations of the Company.

Results of discontinued operations

	Year ended December 31
	2020 (2)	2019 (1)
Gross revenue	22,139	12,298
Net revenue	22,139	12,298
Cost of sales	15,633	9,426
Gross margin before fair value adjustments	6,506	2,872
Change in fair value of biological assets	1,064	386
Change in fair value realized through inventory	(1,122)	—
Gross margin	6,448	3,258

General and administrative	8,585	5,515
Sales and marketing	1,418	820
Depreciation and amortization	2,752	3,482
Foreign exchange	1,057	(1,779)
Share-based compensation	(826)	826
Goodwill impairment	—	100,305
Loss from operations	(6,538)	(105,911)

Transaction costs	—	(1,588)
Finance costs	(10,083)	(3,982)
Loss on contingent consideration	(2,252)	(18,645)
Gain on investment	—	165
Gain (loss) on disposition of PP&E	—	13
Loss on disposition of Bridge Farm	(14,979)	—
Loss before income tax	(33,852)	(129,948)
Income tax recovery	225	1,017
Net loss (3)	(33,627)	(128,931)
(1)	Period July 2, 2019 to December 31, 2019
(2)	Period January 1, 2020 to June 5, 2020
(3)	Net loss from the discontinued operations is attributable entirely to the owners of the Company.

Effect of disposal on the financial position of the Company

Cash and cash equivalents	2,963
Accounts receivable	15,641
Biological assets	2,831
Inventory	787
Property, plant and equipment	88,698
Goodwill	11,345
Intangible assets	23,884
Accounts payable and accrued liabilities	(22,792)
Lease obligation	(14,894)
Deferred tax liability	(3,115)
Accumulated other comprehensive income	(7,466)
Net assets and liabilities	97,882

Consideration received
Term Debt Facility	45,000
Contingent consideration liability	34,912
Cancellation of common shares	2,991
Total consideration	82,903

Loss on disposition	(14,979)